Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Bank balances and cash in hand	$ 300.4	$ 284.6
Demand deposits	397.5	201.0
Money market funds	616.8	435.9
Total cash and cash equivalents	$ 1,314.7	$ 921.5	$ 1,022.1	$ 1,543.3